Stockholders' Deficit (Q2) (Tables)	4 Months Ended	6 Months Ended
	Dec. 31, 2018	Jun. 30, 2019
Stockholders' Deficit [Abstract]
Option Grants
Following the stockholder approval of the 2019 Incentive Award Plan, all vested options described herein will become exercisable and may be exercised through the ten-year anniversary of the grant date (or such earlier date described in the applicable award agreement following a holder’s termination of service).

Dollars in thousands except per share amounts	Date of grant(s)	Vesting period (years)	Number	Exercise price ($)	Share-based payment expense ($)	Risk-free rate	Volatility	Dividend yield	Expiry (yrs)	Remaining Life (yrs)
Option grant	5/21/2019	2	60,000	$7.50	9	2.28%	55.00%	Nil	10	9.9
Option grant	5/21/2019	3	30,000	$7.50	5	2.28%	55.00%	Nil	10	9.9
Option grant	6/29/2019	3	3,000	$7.50	0	1.84%	56.00%	Nil	10	10.0
			93,000		$14

Significant Terms of Options Outstanding

The following table summarizes the significant terms of options outstanding at December 31, 2018:

			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	remaining	price of	Number of	price of
exercise	options	contractual	outstanding	options	exercisable
prices	outstanding	life (years)	options	exercisable	options
$6.76	38,462	4.98	$6.76	0	N/A

The following table summarizes the significant terms of options outstanding at June 30, 2019:

Range of exercise prices	Number of options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price of outstanding options	number of options exercisable	Weighted average exercise price of exercisable options
$5.00 – 7.50	5,381,462	9.8	$5.06	260,545	5.04

Transactions Involving Options

Transactions involving options are summarized as follows:

	Number of	Weighted Average
	Options	Exercise Price
Options outstanding at August 31, 2016	-	$-
Granted	-	-
Exercised	-	-
Cancelled / Expired	-	-
Options outstanding at August 31, 2017	-	$-
Granted	-	-
Exercised	-	-
Cancelled / Expired	-	-
Options outstanding at August 31, 2018	-	$-
Granted	38,462	6.76
Exercised	-	-
Cancelled / Expired	-	-

Options outstanding at December 31, 2018	38,462	$6.76

Transactions involving options are summarized below:

	Number of Options	Weighted Average Exercise Price
Acquired on May 6, 2019	5,288,462	$5.00
Granted	93,000	$7.50
Options outstanding at June 30, 2019	5,381,462	$5.04

Activity of Warrants

Transactions involving warrants are summarized as follows:

	Number of	Weighted Average
	Warrants	Exercise Price
Warrants outstanding at August 31, 2016	-	$-
Issued	-	-
Exercised	-	-
Cancelled / Expired	-	-
Warrants outstanding at August 31, 2017	-	-
Issued	1,040,554	$0.26
Exercised	-
Cancelled / Expired	(576,923)	0.26
Warrants outstanding at August 31, 2018	463,631	$0.26
Issued	700,000	3.90
Exercised
Cancelled / Expired	(463,631)	0.26

Warrants outstanding at December 31, 2018	700,000	$3.90

	Number of Warrants	Weighted Average Exercise Price
Warrants Acquired on May 6, 2019	913,310	$3.70
Issued	5,744,991	$4.25
Exercised	-	-
Canceled / expired	-	-
Warrants outstanding at June 30, 2019	6,658,301	$4.39